Lines Of Credit (Additional Information) (Detail)			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Td Bank N. [Member] USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 900,000	€ 750,000	$ 5,000,000
Line of Credit Facility, Interest Rate Description			Interest is payable monthly and is determined based on the Prime Rate, plus 3%
Line of Credit Facility, Interest Rate During Period			6.25%
Line of Credit Facility, Amount Outstanding			2,100,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 594,000
Line of Credit Facility, Expiration Date			Dec. 19, 2015